Earnings per share	12 Months Ended
Dec. 31, 2015
Earnings/ (loss) per share :
Earnings per share
14. Earnings per share

	For the years ended December 31,
	2013				2014				2015
	Income (numerator)	Weighted- average number of outstanding shares (denominator)	Amount per share		Income (numerator)	Weighted- average number of outstanding share (denominator)	Amount per share	Income (numerator)	Weighted- average number of outstanding shares (denominator)	Amount per share
Net income	$63,323	-	$	-$	$259,803	-	$-	80,014	-	-
Less: Allocation of undistributed earnings to non-vested stock	(102)	-		-	(772)	-	-	(1,175)	-	-
Basic and diluted EPS attributable to common stockholders	$63,221	131,727,504		0.48	$259,031	131,837,227	1.96	78,839	138,757,176	0.57

 Non-vested share-based payment awards that contain rights to receive non forfeitable dividends or dividend equivalents (whether paid or unpaid) and participate equally in undistributed earnings are participating securities and, thus, are included in the two-class method of computing earnings per share for the year ended December 31, 2013, 2014 and 2015. For the years ended December 31, 2013, 2014 and 2015, non-vested participating restricted common stock were not included in the computation of diluted earnings per share because the effect is anti-dilutive.